Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation [Abstract]
Share-based Compensation
20.	Share-based Compensation

The Company’s total share-based compensation expense for the years ended December 31, 2010, 2009 and 2008 was $8,794,633, $10,145,101, and $11,617,572, respectively.

Stock options

The Company’s employee stock option plans (the “Plans”) allow the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. In 2004, the Company adopted the 2004 Stock Option Plan (“2004 Option Plan”), under the terms of which the 2004 Option Plan options are granted at the fair market value of the Company’s ordinary shares and expire 10 years from the date of grant and vest over a requisite service period of four years. Any compensation expense is recognized on a straight-line basis over the employee service period. As of December 31, 2010, options to purchase 1,096,603,670 ordinary shares were outstanding, and options to purchase 204,962,557 ordinary shares were available for future grants.

As of December 31, 2010, the Company also has options to purchase 221,075,856 ordinary shares outstanding under the 2001 Stock Plan. The Company had not issued stock options under this plan after the IPO.

A summary of the stock option activity is as follows:

	Ordinary shares		Weighted
			Average
		Weighted	Remaining	Aggregated
	Number of	average	Contractual	Intrinsic
	options	exercise price	Term	Value

Options outstanding at January 1, 2010	1,410,142,830	$0.10
Granted	604,275,518	$0.09
Exercised	(58,106,806)	$0.04
Cancelled	(638,632,016)	$0.09

Options outstanding at December 31, 2010	1,317,679,526	$0.11	6.72 years	$10,406,295

Vested or expected to vest at December 31, 2010	1,233,390,872	$0.11	6.23 years	$9,059,290

Exercisable at December 31, 2010	492,642,959	$0.13	4.27 years	$3,839,239

The total intrinsic value of options exercised in the year ended December 31, 2010, 2009 and 2008 was $2,572,660, $167,625 and $1,434,758, respectively.
The weighted-average grant-date fair value of options granted during the year 2010, 2009 and 2008 was $0.04, $0.02 and $0.05, respectively.
When estimating forfeiture rates, the Company uses historical data to estimate option exercise and employee termination within the pricing formula.

The fair value of each option granted are estimated on the date of grant using the Black-Scholes option pricing model with the assumptions noted below. The risk-free rate for periods within the contractual life of the option is based on the yield of the US Treasury Bond. The expected term of options granted represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the average volatility of our stock prices with the time period commensurate with the expected term of the options. The dividend yield is based on the Company’s intended future dividend plan.

	2010	2009	2008

Average risk-free rate of return	1.28%	1.18%	2.13%
Expected term	1–4 years	2–4 years	1–4 years
Volatility rate	60.83%	55.95%	46.82%
Expected dividend yield	—	—	—
Restricted share units
In January 2004, the Company adopted the 2004 Equity Incentive Plan (which was subsequently amended and restated on June 3, 2010.) (“2004 EIP”) whereby the Company provided additional incentives to the Company’s employees, directors and external consultants through the issuance of restricted shares, restricted share units and stock appreciation rights to the participants at the discretion of the Board of Directors. Under the amended and restated 2004 EIP, the Company was authorized to issue up 1,015,931,725 ordinary shares, being the increased plan limit approved by its shareholders at the 2010 AGM, which is equivalent to 2.5% of its issued and outstanding ordinary shares as of March 31, 2010. As of December 31, 2010, 144,382,562 restricted share units were outstanding and 228,778,913 ordinary shares were available for future grant through the issuance of restricted shares, restricted share units and stock appreciation rights. The RSUs vest over a requisite service period of 4 years and expire 10 years from the date of grant. Any compensation expense is recognized on a straight-line basis over the employee service period.
A summary of RSU activities is as follows:

	Restricted share units		Weighted Average
		Weighted	Remaining
	Number of	Average Fair	Contractual	Aggregated
	Share Units	Value	Term	Fair Value

Outstanding at January 1, 2010	53,625,777	$0.11
Granted	207,315,992	$0.10
Exercised	(82,247,855)	$0.10
Cancelled	(34,311,352)	$0.10

Outstanding at December 31, 2010	144,382,562	$0.10	8.91 years	$14,321,561

Vested or expected to vest at December 31, 2010	124,028,443	$0.10	8.87 years	$12,041,247

Pursuant to the 2004 EIP, the Company granted 207,315,992, 787,797 and 41,907,100 RSUs in 2010, 2009, and 2008, respectively, most of which vest over a period of four years. The fair value of the RSUs at the date of grant was $20,169,232, $32,213 and $3,313,114 in 2010, 2009, and 2008, respectively, which is expensed over the vesting period. As a result, the Company has recorded a compensation expense of $3,493,661, $3,370,893, and $5,644,789 in 2010, 2009, and 2008, respectively.
Unrecognized compensation cost related to non-vested share-based compensation.
As of December 31, 2010, there was $16,025,676 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2001 Stock Option Plan, 2004 Stock Option Plan and 2004 EIP. The cost is expected to be recognized over a weighted-average period of 1.50 years.